Shareholder Report, Average Annual Return (Details) 197971_US Treasury 10 Year Note ETF_TF_TSR Annual {TF}	12 Months Ended	49 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m US Treasury 10 Year Note ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	F/m US Treasury 10 Year Note ETF
Average Annual Return, Percent	0.28%	(0.23%)
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Treasury Core Bond Index
Average Annual Return, Percent	1.21%	1.30%
ICE BofA Current 10-Year US Treasury Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Current 10-Year US Treasury Total Return Index
Average Annual Return, Percent	0.20%	(0.19%)
Bloomberg U.S. Treasury Bellwether: 10 Year Total Return USD Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwether: 10 Year Total Return USD Unhedged Index
Average Annual Return, Percent	0.34%	(0.04%)